SCHEDULE OF INTANGIBLES (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Capitalized patent costs	$ 141,348	$ 125,225	$ 79,179
Estimated Remaining Life (years)	2041 years	17 years
Accumulated amortization	$ (17,012)	$ (11,929)	(3,644)
Intangible assets, net	$ 124,336	$ 113,296	$ 75,535